Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Details) - USD ($)		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities	[1]	$ 1,113,290
Convertible Notes/warrants
Derivative Liability, Fair Value, Gross Liability		882,945	479,479
Change in Fair Value of Derivatives		1,209,097	1,473
Derivative liabilities		1,034,060	480,952
Transferred to equity upon conversion of the notes		(1,538,934)
Broker Warrants
Derivative Liability, Fair Value, Gross Liability			85,767
Change in Fair Value of Derivatives		(1,038)	(5,499)
Derivative liabilities		79,230	80,268
Total
Derivative Liability, Fair Value, Gross Liability		882,945	565,246
Change in Fair Value of Derivatives		1,208,059	(4,026)
Derivative liabilities		1,113,290	$ 561,220
Transferred to equity upon conversion of the notes		$ (1,538,934)

[1]	See Derivative Liabilities Note